Risk and capital management	12 Months Ended
Dec. 31, 2017
Risk and capital management
Risk and capital management

Note 30. Risk and capital management

The Risk and capital management section addresses significant aspects of SEK’s risk and capital management. For detailed descriptions, including quantitative information on SEK’s capital adequacy and its risk and capital management, refer to Note 26 Capital adequacy and Note 27 Risk information, respectively to the Consolidated Financial Statements. For supplementary and expanded information, refer to the separate risk report, “Capital Adequacy and Risk Management Report — Pillar 3 2017,” available at www.sek.se/en/investor-relations/. Information available on or accessible through SEK’s website is not incorporated herein by reference.

Events in 2017

In 2017, several events in the external environment affected the macro scenario, such as Brexit, US politics, the conflict between the US and North Korea, the increase in global debt, and high asset and share prices. Although these events have led to some political concern, the markets have been largely stable and the world economy has so far been affected marginally. However, at the beginning of 2018, we have seen a greater instability in terms of, among other things, volatile share prices. In Sweden, we have noted an increase in exports and high GDP growth. Even if regulators have largely agreed on the final capital rules in the US and soon within the EU, the consequences of the new regulations for the financial sector remain considerable in the form of adaptation costs, new fees and stricter capital requirements, primarily related to the introduction of the Banking Recovery and Resolution Directive (BRRD). To some extent, there still exists uncertainty regarding the impact of the new regulations moving forward.

SEK’s capital adequacy has decreased slightly in 2017. At the end of the year, the total capital ratio was 23.0 percent (2016: 25.1 percent), of which the Tier 1 capital ratio and the Common Equity Tier 1 ratio both amounted to 20.6 percent (2016: 22.1 percent). The primary reason for the decrease in capital adequacy is the permission received by SEK from the Swedish FSA to apply an internal risk classification method for exposures to central governments, regional governments and multilateral development banks. The minimum capital requirement for these exposures has increased. SEK’s total exposures have marginally decreased since the end of 2016. SEK’s largest financial risks are credit risk (Skr 6.9 billion (2016: Skr 7.5 billion) in allocated capital), market risk (Skr 1.6 billion (2016: Skr 1.6 billion) in allocated capital) and operational risk (Skr 0.1 billion (2016: Skr 0.2 billion) in allocated capital) in line with internally assessed capital adequacy.

SEK’s liquidity was stable during the year. The liquidity portfolio varies during the year and totaled Skr 55.7 billion (2016: Skr 72.3 billion) at year end. However, the margin on new lending capacity has been high and amounted to 15 months (2016: 9 months) at year end.

VaR metrics were developed for market risk during the year. VaR for own funds amounted to Skr 20 million at year end. The formerly primary risk metric for market risk, the aggregated risk measure (ÖGR) is a more conservative metric and amounted to Skr 582 million (2016: Skr 621 million) at year end.

Within the framework of the BRRD, the Swedish National Debt Office has made the assessment that ten Swedish institutions, including SEK, conduct operations that are critical for the financial system. Therefore, the Swedish National Debt Office, has set minimum requirements for own funds and eligible liabilities (MREL), which in SEK’s case amounts to 7.1 percent of total liabilities and own funds. This corresponds to a minimum requirement of 28.0 percent of risk-weighted assets. SEK meets these requirements since a portion of the senior debt can be included. SEK is also impacted by MiFID II, which entered into force at the start of 2018. The requirements encompass primarily SEK’s borrowing in the capital markets.

Capital target

The company’s capital target, which is one of the Board’s principal control instruments, is established by the owner at a general meeting of shareholders. The capital target is designed to ensure that SEK has sufficient capital to support its strategy and that capital adequacy always exceeds the regulatory requirements, even in the event of deep economic declines. Under normal conditions, SEK’s capital target is for its total capital ratio to exceed the capital adequacy requirement communicated by the Swedish FSA by 1 to 3 percentage points. The point of departure for this is the Swedish FSA’s estimated capital requirement for SEK and SEK’s own assessment, In addition, SEK’s own funds must also cover the volatility that may be expected under normal conditions. As a result of the Swedish FSA’s review and evaluation process, SEK was required to have a total capital ratio of 15.9 percent, based on SEK’s balance sheet at September 30, 2017. At December 31, 2017, the total capital ratio was 23.0 percent.

Core risk management principles

SEK must be selective in its choice of counterparties and clients in order to ensure a strong credit rating.

SEK only lends funds to clients who have successfully undergone SEK’s procedure for gaining understanding of the customer and its business relations (know your customer), and have a business structure that complies with SEK’s mission of promoting the Swedish export industry.

The business operations are limited to financial solutions and positions that the company has approved and has procedures for, whose risks can be measured and evaluated and where the company complies with international sustainability risk guidelines.

SEK’s liquidity strategy entails that the company secures financing that, at the very least, has the same maturities as the funds that it lends.

Risk appetite

The Board decides on the company’s risk appetite, which is to encompass all of the company’s significant risk classes and to express the outer limits for the business operations. The risk appetite must specify the risk measurements that, in the opinion of the Board, provide information that is sufficient for the members of the Board to be well versed in the type and scope of the company’s risks. The risk appetite is strongly connected to the company’s loss capacity and thus to its equity. At least on a quarterly basis, the Board is provided with a comprehensive update of the risk exposures’ relationship to the risk appetite.

Refer also to the “SEK’s risks and risk management” section of this Note 30, where the risk appetite by risk class is described in detail.

Risk governance

The owner determines the capital target at a general meeting of shareholders. The Board of Directors has ultimate responsibility for governing and monitoring risk exposure and risk management, and for ensuring satisfactory internal control. The Board determines the overall risk governance by taking decisions on such matters as risk appetite and risk strategy. The Board also decides on risk policies and on matters of considerable importance to credit granting.

SEK has organized risk management and risk control in accordance with the principle of three lines of defense in the form of clear-cut separation of responsibility between the commercial and support operations that own the risks, the control functions that independently identify and monitor the risks and an internal audit, which reviews these matters and reports directly to the Board; see diagram below.

Division of responsibility for risk, liquidity and
capital management in SEK

First line of defense

• Business and support operations.	• Credit and sustainability analyses.
• Day-to-day management of risk, capital and liquidity in compliance with risk appetite and strategy as well as applicable laws and rules.	• Daily control and follow-up of credit, market and liquidity risk.

Second line of defense

• Independent risk control and compliance functions.	• Risk, liquidity and capital reporting
• Identification, quantification, monitoring and control of risks and risk management.	• Maintain an efficient risk management framework and internal control framework.
• Compliance monitoring and reporting.

Third line of defense

• Independent internal audit. • Review and evaluation of the efficiency and integrity of risk management.	• Performance of audit activities in line with the audit plan confirmed by the Board. • Direct reporting to the Board.

Risk management process

The company’s risk management process encompasses: identification, measurement, management, reporting, control and monitoring of those risks with which the business is associated and for which SEK has formulated internal controls with this purpose in mind. SEK’s risk management process consists of the following key elements:

Risk identification — at any given time, SEK must be aware of the risks to which it is exposed. Risks are identified, primarily in new transactions, in external changes in SEK’s operating environment or internally in, for example, products, processes, systems and through annual risk analyses that include all aspects of SEK. Both forward-looking and historical analyses and testing are performed.

Measurement — the size of the risks is measured on a daily basis in respect of significant measurable risks or are assessed qualitatively as frequently as necessary. For those risks that are not directly measurable, SEK evaluates the risk according to models that are based on SEK’s risk appetite for the respective risk class, specifying appropriate scales of probability and consequence.

Governance — SEK aims to oversee the development of business, actively utilize risk-reduction capabilities and control the development of risks over time to ensure that the business activities are kept within the risk appetite and limits. SEK also plans and draws up documentation to ensure the continuity of business-critical processes and systems and that planning is carried out for crisis management. Exercises and training regarding the management of situations that require crisis and/or continuity planning are performed continuously.

Reporting — the company reports on the current risk situation, on the use of capital and on related matters to the CEO, the Finance and Risk Committee and the Board, at least once each quarter.

Control and monitoring — SEK checks and monitors compliance with limits, risk appetite, capital targets, risk management and internal and external regulations to ensure that risk exposures are kept at an acceptable level for SEK and that risk management is effective and appropriate.

SEK’s risk framework

Effective risk management and control in SEK are based on a sound risk culture, a shared approach and a well-functioning control environment. SEK emphasizes the importance of high risk awareness among personnel and an understanding of the importance of preventive risk management to, thereby, keep risk exposure within the determined level. SEK also has a risk framework (see the Risk Framework illustration on the preceding page) encompassing all of SEK’s operations, all of its risks and all personnel.

The structure of the risk framework is ultimately governed by SEK’s mission from its owner, the Swedish government, and SEK’s business model.

The capital target constitutes the outer boundary for SEK’s strategy. Within the restrictions of the capital target, risk appetite is stated, which is expressed by risk class and comprises the risk to which the Board is prepared to expose SEK in order to achieve its strategic objectives. Risk governance is specified in the form of a risk strategy, a risk policy, in SEK’s risk culture, and in instructions, processes and limits. These policy documents describe the risk management process and define what activities and operations are included in the process, and how they should be performed. The policy documents also indicate how responsibility is structured in terms of the execution, monitoring of and compliance with risk management.

SEK’s risks and risk management

SEK’s mission is to ensure access to financial solutions for the Swedish export industry on commercial and sustainable terms. Different types of risk arise as part of operations, primarily credit risk. An overview of the risks SEK is exposed to and how these risks are managed is presented in this section. For more detailed descriptions, refer to Note 27 to the Consolidated Financial Statements.

Risk class	Risk profile	Risk appetite metrics	Risk management

Credit risk

Credit risk is the risk of loss that could occur if a borrower or a counterpart can not meet its obligations. Counterparty risk, concentration risk and settlement risk are certain subsets of credit risk.

SEK’s lending portfolio is of a high credit quality. The company’s mission naturally entails certain concentration risks, such as geographical concentration risk against Sweden. The net risk is principally limited to counterparties with high creditworthiness, such as export credit agencies (ECAs), major Swedish exporters, banks and insurers. SEK invests its liquidity in high credit quality securities, primarily with short maturities.

•Individual and collectively limited exposures must not exceed 20 percent of SEK’s own funds.
• The company’s expected loss within one year must not exceed two percent, and the total portfolio maturity must not exceed eight percent of the Common Equity Tier 1 capital.
• The average risk weight for SEK’s credit-risk exposures to corporates and institutions may not exceed 65 percent.
• Credit-risk-related concentration risk must not exceed 35 percent of the Swedish FSA’s assessed capital requirement for credit risk.
• The company’s net exposures to counterparties in the segment <= BB- must not exceed four percent of SEK’s total exposure.

Lending must be based on in-depth knowledge of SEK’s counterparties as well as counterparties’ repayment capacity. Lending must also be aligned with SEK’s mission based on its owner instruction. SEK’s credit risks are mitigated through a risk-based selection of counterparties and managed through the use of guarantees and other types of collateral. Furthermore, SEK’s lending is guided by the use of a normative credit policy, specifying principles for risk levels and lending terms. Concentrations that occur naturally as a result of the company’s mission are accepted, but the company continuously works towards reducing the risk of concentration where this is possible.

Market risk

Market risk is the risk of loss or reduction of future net income following changes in prices and volatilities on financial markets including price risk in connection with the sale of assets or closing of positions.

SEK’s business model leads to exposure mainly to spread risks, interest-rate risk and foreign-exchange risk. The company’s largest net exposures are to changes in spread risks, mainly to credit spreads in assets and liabilities and cross currency basis swap spreads.

• SEK’s aggregated market risk measure for all the exposures at fair value must not exceed Skr 1,100 million
• Total interest rate sensitivity to a 100 bps parallel shift of all yield curves, comprising the entire balance sheet, must not exceed Skr 500 million.
• Net interest income (NII) one year, the impact on SEK’s future earnings margin resulting from a change in interest rates, a 100 bps parallel shift, must not exceed Skr 250 million.
• Risk to NII from cross-currency basis swaps one year, the impact on SEK’s future earnings margin resulting from a change in cross-currency basis spreads must not exceed Skr 100 million.

SEK conducts no active trading. The core of SEK’s market risk strategy is to borrow funds in the form of bonds which, regardless of the market risk exposures in the bonds, are hedged by being swapped to a floating interest rate. Borrowed funds are used either immediately for lending, mainly at a floating rate of interest, or swapped to a floating rate, or to ensure that SEK has sufficient liquidity. The aim is to hold assets and liabilities to maturity.

Operational risk Operational risk is the risk of losses resulting from inadequate or faulty internal processes, systems, human error or from external events. Operational risk also

Operational risks arise in all parts of the business. The vast majority of incidents that have occurred are minor events that are rectified promptly within the respective functions. Overall risk is low as a result of effective internal control measures and a focus on

• The risk appetite for expected losses due to operational risk is limited to Skr 20 million per calendar year.
• SEK does not accept considerable operational risks or critical audit remarks. Operational risk is divided into two categories. Category 1 includes particularly considerable operational risks, which encompass: a) critical external audit

SEK manages the operational risk on an ongoing basis through mainly efficient internal control procedures, performing risk analysis before changes, focus on continuous improvements and business continuity management. Costs to reduce risk exposures

Risk class	Risk profile	Risk appetite metrics	Risk management

includes legal and compliance risk.	continuous improvement.

remarks; and b) possible losses in excess of Skr 150 million as estimated by SEK. Category 1 must be mitigated to an acceptable level without delay, but no later then within two months. Category 2 includes considerable operational risks, which are in turn divided into: a) critical internal audit remarks; and b) possible losses, as estimated by SEK, of less than Skr 150 million but with an expected loss of over Skr 2 million. Category 2 must be mitigated within six months.

must be in proportion to the effect that such measures have.

Liquidity and refinancing risk

Liquidity and refinancing risk is the risk, of the company not being able to refinance its existing assets or being unable to meet increased demands for liquid funds. Liquidity risk also includes the risk of the company having to borrow at an unfavorable interest rate or needing to sell assets at unfavorable prices in order to meet its payment commitments.

SEK has secured funding for all its credit commitments, including those agreed but not yet disbursed. In addition, the size of SEK’s liquidity investments allow new lending to continue at a normal pace, even during times of stress. As a consequence of SEK having secured funding for all its credit commitments, the remaining term to maturity for available funding is longer than the remaining term to maturity for lending.

• The company must operate with a buffer, for the entire balance sheet and in EUR and USD, of not less than ten percentage points above the LCR regulatory requirement.
• The company is to operate with a Net Stable Funding Ratio (NSFR) exceeding 100 percent.
• The company is to have contingencies for new lending of at least four months.
• All lending transactions are to be funded, on a portfolio basis, using at least the same maturity. The company’s equity capital is included here as funding with perpetual maturity.
• The maturity profile of the liquidity investments must reflect the net maturity of borrowing and lending. Under normal circumstances, the assets should be held until maturity and only be divested under conditions of stress.

SEK must have diversified funding to ensure that funding is available through maturity for all credit commitments — outstanding credits as well as agreed but undisbursed credits. The size of SEK’s liquidity investments must ensure that new lending can take place even during times of financial stress.

Valuation risk SEK is exposed to a valuation risk for financial instruments that are not traded actively and are thereby marked-to-model.

Valuation risk is mainly inherent to OTC transactions and the type of instruments that are not actively traded in the market. The risk is mitigated since when entering a transaction, SEK always enters the exact same transaction, with the opposite sign, with another counterparty, which makes the valuation effect on the aggregated level much smaller.

• The price adjustment for prudent valuation is not to exceed ten percent of own funds.
• The company may not accept identified material risks concerning valuation methods, including the regulatory framework for prudent valuation.

SEK works continuously to improve the quality of market data and internally developed models, to calibrate models against market transactions and to check market value with external counterparties.

Sustainability risk

Sustainability risk is the risk of SEK directly or indirectly, negatively affects externalities within the areas of environmental and climate considerations, anti-corruption, human rights, labor conditions or business ethics.

SEK is indirectly exposed to sustainability risks in connection to its lending activities. High sustainability risks could occur in financing of large projects or of businesses in countries with high risk of corruption or human rights violations.

• SEK only engages in transactions that are compatible with the mission and for which SEK can serve as a good example through compliance with the international sustainability guidelines adhered to by the company.
• Initially approved projects that can give rise to sustainability-related challenges at a later stage, including reputational risk, are to be assigned particular attention and reported to the Board.

• Know your customer checks and controls to detect money laundering and terrorism financing are to be conducted on an ongoing basis.

• For transactions conducted when other requirements applied and which would not meet current requirements, the company must in the first instance investigate possibilities for divesting and in the second instance have a clear communication plan.

Sustainability risks are managed according to a risk-based approach. In cases of heightened sustainability risk, a detailed sustainability review is performed and measures could be required in order to mitigate environmental and social risks. Requirements are based on national and international regulations and guidelines within the areas of environment and climate, anti-corruption, human rights including labor conditions and business ethics including tax.

Business and reputational risk Business risk is the risk of an unexpected decline in revenue as a result of a decrease in volumes and/or falling margins. .

SEK’s earnings tend to increase in stressed situations when the financial sector’s overall lending capacity declines. It is also in these situations that it is considered most likely that SEK could potentially incur substantial loan .

• Monitor concentration in revenues derived from a few clients. • Monitor reputational impact from business activities.

Business risk is identified through risk analysis and is monitored and prevented as deemed necessary. Costs to reduce risk exposures must be in proportion to the effect that such measures have. Reputational risk is actively

Risk class	Risk profile	Risk appetite metrics	Risk management

Reputational risk is the risk of a negative reputation and/or reduced revenue as a result of external perceptions of the company or the sector in general.

losses. The negative earnings effect of increased loan losses tends to be compensated by increased earnings over time. Factors considered to affect the reputation of the SEK brand are mainly loan losses, transactions that could be perceived to lack Swedish interest or the perception that the company has breached applicable regulations, for example with regard to sustainability.

prevented and mitigated to an acceptable level. Costs to reduce risk exposures must be in proportion to the effect that such measures have. The company’s communication plan describes the principles for both long-term and short-term management of reputational risk.

Strategic risk (business environment risk)

Strategic risk is the risk of lower revenue as a result of adverse business decisions, improper implementation of decisions or lack of adequate responsiveness to changes in the regulatory and business environment. Strategic risk focuses on large-scale and structural risk factors.

SEK’s strategic risks mainly arise through changes in the external operating environment, such as market conditions, which could result in limited lending opportunities for SEK, and regulatory reforms from two perspectives; (1) the impact of these reforms on SEK’s business model and (2) the requirements on the organization resulting from increased regulatory complexity.

• SEK accepts conscious strategic risks in line with the company’s strategy.
• Control of the new initiatives should include monitoring of growth in business volumes and in appropriate cases, be limited.

Strategic risk is identified through risk analysis and is monitored and prevented as deemed necessary. Costs to reduce risk exposures must be in proportion to the effect that such measures have.

Internal capital and liquidity assessment processes

The internal capital adequacy assessment process is an integral part of SEK’s strategic planning, whereby the Board determines SEK’s risk appetite and approves the capital target. The purposes of the internal capital adequacy assessment process are to ensure that SEK has sufficient capital to meet the regulatory requirements under both normal and stressed financial conditions and to support SEK’s high credit rating. The capital kept by SEK must be sufficient in relation to the risks that SEK has, or can be exposed to. The capital adequacy assessment is based on SEK’s internal assessments of the risks and their development, as well as assessments of risk measurement models, risk governance and risk management. It is integrated into business planning and forms the foundation for SEK’s strategy for maintaining an adequate level of capital. Capital adequacy assessments are conducted at least for the forthcoming three-year period.

In addition to the internal capital adequacy assessment process, an in-depth liquidity analysis is performed. During the planning period, the liquidity requirement and its composition in terms of liquidity requirements for different currencies, among other items, are evaluated to ensure the company has adequate liquidity to implement the business plan and meet regulatory requirements.

SEK’s assessment is that the macroeconomic climate represents the foremost source of the risks to its earnings and financial stability. To arrive at an adequate capitalization level that also applies under stressed financial conditions, an analysis is conducted of how the capitalization is affected by stress in global financial markets, as well as of other factors that impact SEK’s business model and net risk exposure.

When SEK performs the internal capital adequacy assessment, it applies methods other than those used for the Swedish FSA’s capital requirement. The assessment is based on SEK’s internal calculation of economic capital, which captures all of the specific risks to which SEK’s operations are exposed, even risks over and above those included in the Swedish FSA’s capital requirement. For example, for credit risk, economic capital is based on a quantitative approach whereby Value at Risk (VaR) is calculated at a confidence level of 99.9 percent. This quantitative estimate is performed using a simulation-based tool that produces a probability distribution of the value of the credit portfolio over a defined time horizon (usually one year). The methodology used in the VaR quantification is based on the Credit Metrics model. In addition to the internal capital adequacy assessment, SEK also estimates the total capital requirement as set for SEK by the Swedish FSA in its annual review and evaluation process. The capital adequacy assessment estimated by the Swedish FSA is a minimum requirement for SEK’s own funds. In SEK’s assessment, SEK has own funds that comfortably exceed both the internally estimated need of own funds and the total capital requirement calculated by the Swedish FSA. For supplementary and expanded information, refer to the separate risk report, “Capital Adequacy and Risk Management Report — Pillar 3 2017”, available at www.sek.se/en/investor-relations/. Information available on or accessible through SEK’s website is not incorporated herein by reference.

New regulations that impact capital adequacy or liquidity

For exposures to central governments and regional governments, SEK has previously had an exemption from using the IRB approach for risk classification and quantification of credit risk. Therefore, SEK has applied the standardized approach for these exposures up until March 30, 2017. In the end of the first quarter of 2017, SEK changed to the IRB approach after receiving permission from the Swedish FSA for so doing. Accordingly, the minimum capital requirement for these exposures has increased.

By SEK’s assessment, the company has sufficient eligible own funds in accordance with the BRRD.

Under normal conditions, SEK satisfies the new CRR liquidity requirements.

Rules stipulating the particular derivatives that have to be cleared are evolving progressively, as are rules for how non-cleared derivatives should be managed. When these rules have been definitively finalized, this will have a certain impact on capital requirements and liquidity flows.